Options Plans (Details) - Elbit Medical plan [Member]		12 Months Ended
		Dec. 31, 2018 ₪ / shares shares		Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 ₪ / shares shares		Dec. 31, 2017 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Balance at the beginning of the year	[1]	2,217,130		2,217,130	19,824,093		19,824,093
Number of options, Granted	[1]	604,325		604,325	62,500		62,500
Number of options, Forfeited	[1]				(13,085,657)		(13,085,657)
Number of options, Exercised	[1]	(233,888)		(233,888)	(4,583,806)		(4,583,806)
Number of options, Balance at the end of the year	[1]	2,587,568		2,587,568	2,217,130		2,217,130
Number of options, Includes options granted to other Company’s key personnel	[1]	1,858,243		1,858,243	1,024,909		1,024,909
Number of options, Options exercisable at the year end	[1]	1,012,455		1,012,455	296,388		296,388
Weighted average exercise price, Balance at the beginning of the year | (per share)		₪ 0.86	[1]	$ 0.11	₪ 1.12	[1]	$ 0.14
Weighted average exercise price, Granted | ₪ / shares	[1]	1.32			1.04
Weighted average exercise price, Forfeited | ₪ / shares	[1]				1.04
Weighted average exercise price, Exercised | ₪ / shares	[1]	1.06			1.04
Weighted average exercise price, Balance at the end of the year | (per share)		0.95	[1]		0.86	[1]	$ 0.11
Weighted average exercise price, Includes options granted to other Company’s key personnel | ₪ / shares	[1]	0.83			0.85
Weighted average exercise price, Options exercisable at the year end | ₪ / shares	[1]	₪ 0.85			₪ 1.06

[1]	After capital consolidation in the rate of 1:8 due in February 2018.